Financial Instruments and Risk Management - Assets and Liabilities that are Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Total liabilities	$ 389,361	$ 190,455
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total liabilities	20,128
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	5,865
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	4,035
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	10,228
Recurring fair value measurement | Tradeable Alkuri Warrants
Disclosure of fair value measurement of assets [line items]
Total liabilities	5,865
Recurring fair value measurement | Tradeable Alkuri Warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	5,865
Recurring fair value measurement | Tradeable Alkuri Warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	0
Recurring fair value measurement | Tradeable Alkuri Warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	0
Recurring fair value measurement | Non-tradeable Alkuri Warrants
Disclosure of fair value measurement of assets [line items]
Total liabilities	4,035
Recurring fair value measurement | Non-tradeable Alkuri Warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0
Recurring fair value measurement | Non-tradeable Alkuri Warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	4,035
Recurring fair value measurement | Non-tradeable Alkuri Warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	0
Recurring fair value measurement | AlbaCore Warrants
Disclosure of fair value measurement of assets [line items]
Total liabilities	10,228
Recurring fair value measurement | AlbaCore Warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0
Recurring fair value measurement | AlbaCore Warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	0
Recurring fair value measurement | AlbaCore Warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	$ 10,228